Document And Entity Information	12 Months Ended
Dec. 31, 2022 shares
Document Information Line Items
Entity Registrant Name	GLORY STAR NEW MEDIA GROUP HOLDINGS LIMITED
Trading Symbol	GSMG
Document Type	20-F/A
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	68,124,402
Amendment Flag	true
Amendment Description	This Amendment No. 1 to Form 20-F (the “Form 20-F/A”) amends our annual report for the fiscal year ended December 31, 2022, originally filed with the Securities and Exchange Commission (“SEC”) on March 22, 2023 (the “Form 20-F”). The Form 20-F/A is being filed solely to correct the typographical error related to the placement of graphics within the Form 20-F.This Form 20-F/A continues to speak as of the date of the Form 20-F and no attempt has been made in this Form 20-F/A to modify or update disclosures in the original Form 20-F except as noted above. This Form 20-F/A does not reflect events occurring after the filing of the Form 20-F or modify or update any related disclosures and information not affected by the amendment is unchanged and reflects the disclosure made at the time of the filing of the Form 20-F with the SEC except as noted above. In particular, any forward-looking statements included in this Form 20-F/A represent management's view as of the filing date of the Form 20-F. Accordingly, this Form 20-F/A should be read in conjunction with any documents incorporated by reference therein and our filings made with the SEC subsequent to the filing of the Form 20-F, including any amendments to those filings.Pursuant to Rule 12b-15 under the Securities Exchange Act of 1934 (the “Exchange Act”), this Form 20-F/A also includes as exhibits the certifications of the Principal Executive Officer and Principal Financial Officer of the Company pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.
Entity Central Index Key	0001738758
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Dec. 31, 2022
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	true
Entity Shell Company	false
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38631
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Title of 12(b) Security	Ordinary Shares, par value $0.0001 per share
Security Exchange Name	NASDAQ
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
Auditor Firm ID	6783
Auditor Name	Assentsure PAC.
Auditor Location	Singapore
Business Contact [Member]
Document Information Line Items
Entity Address, Address Line One	22F, Block B, Xinhua Technology Building
Entity Address, Address Line Two	No. 8 Tuofangying South Road
Entity Address, Address Line Three	Jiuxianqiao
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100016
Contact Personnel Name	Bing Zhang
City Area Code	+ 86
Local Phone Number	10-87700500
Contact Personnel Email Address	zhangbing@gsmg.co